Revenue disaggregation and segmental analysis (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Service revenue	€ 30,758	€ 29,912	€ 30,318
Equipment revenue	4,577	4,595	4,900
Revenue from contracts with customers	35,335	34,507	35,218
Other revenue	1,983	2,109	2,356
Interest revenue	130	101	98
Total segment revenue	37,448	36,717	37,672
Adjusted EBITDAaL	10,932	11,019	12,424
Amount of total future revenue from the Group's contracts with customers with performance obligations not satisfied	17,297	16,577	16,354
Not later than one year [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Amount of total future revenue from the Group's contracts with customers with performance obligations not satisfied	10,812	10,488	10,324
Common Functions
Disclosure of disaggregation of revenue from contracts with customers [line items]
Service revenue	663	559	530
Equipment revenue	57	49	47
Revenue from contracts with customers	720	608	577
Other revenue	1,097	1,256	1,191
Total segment revenue	1,817	1,864	1,768
Adjusted EBITDAaL	45	29	20
Eliminations
Disclosure of disaggregation of revenue from contracts with customers [line items]
Service revenue	(129)	(150)	(157)
Equipment revenue		(1)	(1)
Revenue from contracts with customers	(129)	(151)	(158)
Other revenue	(60)	(76)	(1,105)
Total segment revenue	(189)	(227)	(1,263)
Germany
Disclosure of disaggregation of revenue from contracts with customers [line items]
Service revenue	10,876	11,453	11,433
Equipment revenue	942	1,132	1,313
Revenue from contracts with customers	11,818	12,585	12,746
Other revenue	345	357	350
Interest revenue	17	15	17
Total segment revenue	12,180	12,957	13,113
Adjusted EBITDAaL	4,384	5,017	5,323
UK
Disclosure of disaggregation of revenue from contracts with customers [line items]
Service revenue	5,887	5,631	5,358
Equipment revenue	1,109	1,111	1,375
Revenue from contracts with customers	6,996	6,742	6,733
Other revenue	14	54	58
Interest revenue	59	41	33
Total segment revenue	7,069	6,837	6,824
Adjusted EBITDAaL	1,558	1,408	1,350
Other Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Service revenue	4,805	4,722	5,005
Equipment revenue	761	665	602
Revenue from contracts with customers	5,566	5,387	5,607
Other revenue	108	102	117
Interest revenue	20	15	20
Total segment revenue	5,694	5,504	5,744
Adjusted EBITDAaL	1,510	1,516	1,632
Turkey
Disclosure of disaggregation of revenue from contracts with customers [line items]
Service revenue	2,484	1,746	1,593
Equipment revenue	595	609	475
Revenue from contracts with customers	3,079	2,355	2,068
Other revenue	7	7	4
Total segment revenue	3,086	2,362	2,072
Adjusted EBITDAaL	842	510	424
Africa
Disclosure of disaggregation of revenue from contracts with customers [line items]
Service revenue	6,172	5,951	6,556
Equipment revenue	1,113	1,030	1,089
Revenue from contracts with customers	7,285	6,981	7,645
Other revenue	472	409	403
Interest revenue	34	30	28
Total segment revenue	7,791	7,420	8,076
Adjusted EBITDAaL	€ 2,593	€ 2,539	2,880
Vantage Towers
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other revenue			1,338
Total segment revenue			1,338
Adjusted EBITDAaL			€ 795